Unusual Items	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Unusual Items

Note 13. Unusual Items

Total unusual items expense, a component of other expense, net in the unaudited condensed consolidated statements of operations, for the second quarter and first half of fiscal 2013 and 2012 was as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Unusual items
Legal related matters	$(0.1)	$0.2	$0.4	$0.4
9 1/2% Senior Subordinated Notes (“9 1/2% Notes”) redemption	—	0.4	—	0.4
Rocketdyne Business acquisition related costs(1)	6.4	—	11.8	—

	$6.3	$0.6	$12.2	$0.8

(1)	Includes a benefit of $4.0 million and $3.6 million for the three and six months ended May 31, 2013, respectively, related to the Company not being required to divest the LDACS program (see Note 14).

During the first quarter of fiscal 2013, the Company recorded a charge of $0.5 million related to a legal settlement.

During the first half of fiscal 2013 and 2012, the Company recorded ($0.1) million and $0.4 million, respectively, for realized (gains) losses and interest associated with the failure to register with the SEC the issuance of certain of the Company’s common shares under the defined contribution 401(k) employee benefit plan.

During the second quarter of fiscal 2012, the Company redeemed $75.0 million of its 9 1/2% Notes at a redemption price of 100% of the principal amount. The redemption resulted in a charge of $0.4 million associated with the write-off of the 9 1/2% Notes deferred financing costs.

The Company incurred expenses of $11.8 million, including internal labor costs of $1.1 million, related to the Rocketdyne Business acquisition in the first half of fiscal 2013.

Note 14.	Unusual Items

Total unusual items expense, a component of other expense, net in the consolidated statements of operations was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Aerospace and Defense:
Loss on legal matters and settlements	$0.7	$4.1	$2.8

Aerospace and defense unusual items	0.7	4.1	2.8

Corporate:
Rocketdyne Business acquisition related costs	11.6	—	—
Executive severance agreements	—	—	1.4
Loss on debt repurchased	0.4	0.2	1.2
Loss on bank amendment	—	1.3	0.7
Gain on legal settlement	—	—	(2.7)

Corporate unusual items	12.0	1.5	0.6

Total unusual items	$12.7	$5.6	$3.4

Fiscal 2012 Activity:

The Company recorded $0.7 million for realized losses and interest associated with the failure to register with the SEC the issuance of certain of the Company’s common shares under the defined contribution 401(k) employee benefit plan.

The Company incurred expenses of $11.6 million, including internal labor costs of $2.0 million, related to the proposed Rocketdyne Business acquisition announced in July 2012.

The Company redeemed $75.0 million of its 9 1/2% Notes at a redemption price of 100% of the principal amount. The redemption resulted in a charge of $0.4 million associated with the write-off of the 9 1/2% Notes deferred financing costs.

Fiscal 2011 Activity:

The Company recorded a charge of $3.3 million related to a legal settlement and $0.8 million for realized losses and interest associated with the failure to register with the SEC the issuance of certain of its common shares under the defined contribution 401(k) employee benefit plan.

During fiscal 2011, the Company repurchased $22.0 million principal amount of its 2 1/4% Debentures at various prices ranging from 99.0% of par to 99.6% of par resulting in a loss of $0.2 million.

In addition, during fiscal 2011, the Company recorded $1.3 million of losses related to an amendment to the Senior Credit Facility.

Fiscal 2010 Activity:

In fiscal 2010, the Company recorded $1.4 million associated with executive severance. In addition, the Company recorded a charge of $1.9 million related to the estimated unrecoverable costs of legal matters and $0.9 million for realized losses and interest associated with the failure to register with the SEC the issuance of certain of its common shares under the defined contribution 401(k) employee benefit plan. Further, the Company recorded a $2.7 million gain related to a legal settlement.

In addition, during fiscal 2010, the Company recorded $0.7 million of losses related to an amendment to the Senior Credit Facility.

A summary of the Company’s losses on the 2 1/4% Debentures repurchased during fiscal 2010 is as follows (in millions):

Principal amount repurchased	$77.8
Cash repurchase price	(74.3)

3.5
Write-off of the associated debt discount	(6.3)
Portion of the 2 1/4% Debentures repurchased attributed to the equity component	2.9
Write-off of the deferred financing costs	(0.4)

Loss on 2 1/4% Debentures repurchased	$(0.3)

A summary of the Company’s losses on the 9 1/2% Notes repurchased during fiscal 2010 is as follows (in millions):

Principal amount repurchased	$22.5
Cash repurchase price	(23.0)
Write-off of the deferred financing costs	(0.4)

Loss on 9 1/2% Notes repurchased	$(0.9)